Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not have any formal programs, plans or practices with respect to the timing of our equity award grants in coordination with the release of material, non-public information. Most of our equity awards, including stock options, are made annually during the first quarter at the time the CHCC makes its annual executive compensation decisions. The date of this meeting is usually set well in advance and is not chosen to coincide with the release of material, non-public information. The exercise price of all options equals the closing price per share of our Common Stock, as reported on the NYSE on the date of grant.

Equity awards made to executive officers, including each of our NEOs, must be specifically approved by the CHCC, subject, with respect to the CEO, to approval by the CID. For annual equity awards made to other employees, the CHCC approves an aggregate number and type of award available for issuance. These awards are then distributed as determined by our CEO based on recommendations from other members of management.

Off-cycle awards are generally made only in connection with new hires, promotions, or as needed to retain or reward an employee and must be approved by the CHCC for any executive officer. None of our NEOs received an off-cycle award during 2024.

Award Timing Method

We do not have any formal programs, plans or practices with respect to the timing of our equity award grants in coordination with the release of material, non-public information. Most of our equity awards, including stock options, are made annually during the first quarter at the time the CHCC makes its annual executive compensation decisions. The date of this meeting is usually set well in advance and is not chosen to coincide with the release of material, non-public information. The exercise price of all options equals the closing price per share of our Common Stock, as reported on the NYSE on the date of grant.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered

Equity awards made to executive officers, including each of our NEOs, must be specifically approved by the CHCC, subject, with respect to the CEO, to approval by the CID. For annual equity awards made to other employees, the CHCC approves an aggregate number and type of award available for issuance. These awards are then distributed as determined by our CEO based on recommendations from other members of management.